Financial risk management - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Borrowings with fixed interest rates	91.00%	71.00%
Undrawn cash credit lines available at banks	$ 6	$ 13